Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income:
Loans, including fees	$ 45,766	$ 44,365	$ 42,182
Securities:
Taxable	2,542	2,377	2,116
Tax exempt	344	369	411
Dividends	393	440	392
Interest-bearing deposits with banks	1,221	1,608	582
Other interest	51	38	25
	50,317	49,197	45,708
Interest expense:
Deposits	6,026	4,155	2,843
Other borrowed funds	883	986	884
Subordinated debentures	356	330	248
	7,265	5,471	3,975
Net interest income	43,052	43,726	41,733
Provision for loan losses	1,000	1,039	2,564
Net interest income after provision for loan losses	42,052	42,687	39,169
Noninterest income:
Income from bank owned life insurance and annuity assets	704	717	1,226
Electronic refund check / deposit fees	5	1,579	1,692
Debit / credit card interchange income	3,905	3,662	3,376
Loss on other real estate owned	(65)	(559)	(189)
Net gain on branch divestitures	1,256
Other	669	850	688
	9,166	8,938	9,435
Noninterest expense:
Salaries and employee benefits	23,524	22,191	20,809
Occupancy	1,771	1,754	1,770
Furniture and equipment	1,060	1,023	1,049
Professional fees	2,508	2,016	1,792
Marketing expense	841	777	1,034
FDIC insurance	113	447	465
Data processing	1,996	2,115	2,081
Software	1,705	1,533	1,486
Foreclosed assets	266	238	499
Amortization of intangibles	206	135	156
Other	5,508	5,197	5,468
	39,498	37,426	36,609
Income before income taxes	11,720	14,199	11,995
Provision for income taxes	1,813	2,255	4,486
NET INCOME	$ 9,907	$ 11,944	$ 7,509
Earnings per share (in dollars per share)	$ 2.08	$ 2.53	$ 1.60
Deposit Account [Member]
Noninterest income:
Revenue from Contract with Customer	$ 2,118	$ 2,084	$ 2,137
Fiduciary and Trust [Member]
Noninterest income:
Revenue from Contract with Customer	264	263	240
Mortgage Banking [Member]
Noninterest income:
Revenue from Contract with Customer	$ 310	$ 342	$ 265